Income Taxes And Tax Status (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes And Tax Status [Abstract]
Tax benefit at statutory rate	$ (2,589)	$ (4,111)
State tax benefit	(530)	(842)
Increase in valuation allowance	3,368	4,307
Other	(249)	646
Income Tax Expense (Benefit), Total